Convertible Preferred shares, shareholders' (Deficit) and Equity incentive Plan (Detail Textuals) $ / shares in Units, $ in Thousands	1 Months Ended					12 Months Ended
	Mar. 21, 2021 ₪ / shares	Nov. 30, 2020 USD ($)	Apr. 30, 2020 USD ($)	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Ordinary shares split ratio	600
Ordinary shares split ratio, description						(i) every one authorized, issued and outstanding ordinary share was increased to six hundred (600) of shares authorized, issued and outstanding Ordinary Shares, (ii) the number of Ordinary Shares into which each outstanding option to purchase an Ordinary Share is exercisable was proportionally increased on a 1-to 600 basis, (iii) all share prices and exercise prices were proportionally decreased. All of the share numbers, share prices, and exercise prices have been adjusted within these consolidated financial statements, on a retroactive basis, to reflect this 1-to 600 shares split, and (iv) the conversion ratio for the convertible preferred shares to Ordinary Shares was updated on a 1-to 600 basis.
Gross proceeds from convertible preferred shares						$ 0	$ 0	$ 58,821
Share-based compensation expense		$ 809	$ 1,346
Ordinary share, par value per share | ₪ / shares	₪ 0.01
Convertible preferred shares, par value per share | ₪ / shares	0.01
Ordinary share, No par value | (per share)	0					$ 0	$ 0
Temporary equity, No par value | ₪ / shares	₪ 0
RSU
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Recognition period for unrecognized share-based compensation cost						2 years 2 months 1 day	2 years 6 months 18 days
Unrecognized share-based compensation cost related to unvested RSU’s						$ 38,614	$ 23,402
2021 Plan
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Share options, award vesting period				10 years	7 years	4 years
Weighted-average grant date fair value of options granted | $ / shares								$ 3.05
Unrecognized share-based compensation cost related to unvested share options						$ 4,739
Recognition period for unrecognized share-based compensation cost						1 year 4 months 28 days
2021 Plan | Minimum
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Expiration of Share options after date of grant						7 years
2021 Plan | Maximum
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Expiration of Share options after date of grant						10 years
Warrant1 [Member]
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Number of common shares called by warrants | shares							19,604,239
Exercise price of warrants | $ / shares							$ 0.01
Term of warrants						10 years
Fair value of warrants						$ 423,100
Number of warrants vested and exercised | shares						17,628,619
Warrant2 [Member]
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Number of common shares called by warrants | shares						1,289,064
Exercise price of warrants | $ / shares						$ 0.01
Term of warrants						10 years
Fair value of warrants						$ 81,700
Warrant3 [Member]
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Number of common shares called by warrants | shares							738,081